Operating Segments Information - Noncurrent Assets by Geography (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Total	$ 10,140	$ 11,396
United States
Disclosure of geographical areas [line items]
Total	3,575	4,738
Germany
Disclosure of geographical areas [line items]
Total	2,289	2,400
Singapore
Disclosure of geographical areas [line items]
Total	3,975	3,801
Other
Disclosure of geographical areas [line items]
Total	$ 301	$ 457